Liabilities Subject to Compromise (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Liabilities Subject to Compromise [Abstract]
Schedule Of Liabilities Subject To Compromise
The following table summarizes liabilities subject to compromise:

(In millions)	March 31, 2021	December 31, 2020
Accounts payable	$239	$267
Accrued liabilities(1)	139	166
Accrued taxes, net	16	19
Accrued interest on debt subject to compromise	73	70
Debt subject to compromise(2)	4,511	4,443
Liabilities subject to compromise - Hertz Global	$4,978	$4,965
Due from Affiliate - Hertz(3)	65	65
Liabilities subject to compromise - Hertz	$5,043	$5,030

(1)    Includes $24 million of U.S. pension benefit obligation reported as liabilities subject to compromise as of March 31, 2021 and December 31, 2020.
(2)    See Note 6, "Debt," for details of Pre-petition, non-vehicle debt reported as liabilities subject to compromise as of March 31, 2021 and December 31, 2020.
(3)    See Note 13, "Related Party Transactions," for details of a Pre-petition intercompany loan due to an affiliate reported as liabilities subject to compromise as of March 31, 2021 and December 31, 2020.

The following table summarizes liabilities subject to compromise:

(In millions)	December 31, 2020
Accounts payable	$267
Accrued liabilities	166
Accrued taxes, net	19
Accrued interest on debt subject to compromise	70
Debt subject to compromise(1)	4,443
Liabilities subject to compromise - Hertz Global	4,965
Due from Affiliate - Hertz(2)	65
Liabilities subject to compromise - Hertz	$5,030

(1)    See Note 6, "Debt" for details of Pre-petition, non-vehicle debt reported as liabilities subject to compromise as of December 31, 2020.
(2)    See Note 16, "Related Party Transactions" for details of a Pre-petition intercompany loan due to an affiliate reported as liabilities subject to compromise as of December 31, 2020.